                               UNIVERSAL ANNUITY
This prospectus describes Universal Annuity, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company USA (the "Company, "Our", "Us" or "We"). The Contract was available for use in connection with 401(a) Plans, 401(k) Plans, 403(a) Plans, 403(b) Plans, 408(b) Plans, Non-Qualified Plans, Traditional IRAs, Roth IRAs, Keoghs, Simplified Employee Pensions ("SEPs") and 457(b) Plans. The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed (Flexible Annuity) Account. The Funding Options available for all Contracts are:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class 2
     Equity-Income Portfolio -- Initial Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Loomis Sayles Global Markets Portfolio -- Class A

     Met/Wellington Large Cap Research Portfolio -- Class E

     MetLife Asset Allocation 100 Portfolio -- Class B
     MetLife Small Cap Value Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class A
     PIMCO Inflation Protected Bond Portfolio -- Class A


     PIMCO Total Return Portfolio -- Class B

     SSGA Growth and Income ETF Portfolio -- Class B
     SSGA Growth ETF Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class B

METROPOLITAN SERIES FUND
     Barclays Aggregate Bond Index Portfolio -- Class A
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A

     Met/Wellington Balanced Portfolio -- Class A
     Met/Wellington Core Equity Opportunities Portfolio -- Class A

     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     MSCI EAFE(R) Index Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     Russell 2000(R) Index Portfolio -- Class A
     T. Rowe Price Small Cap Growth Portfolio -- Class B

  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A

TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2016.


We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-233-3591, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                         PROSPECTUS DATED: MAY 1, 2016

                               TABLE OF CONTENTS






                                                                PAGE
                                                               -----
Glossary......................................................    3
Summary.......................................................    6
Fee Table.....................................................    9
Condensed Financial Information...............................   13
The Annuity Contract and Your Retirement Plan.................   13
  403(b) Plan Terminations....................................   13
  Other Plan Terminations.....................................   13
The Annuity Contract..........................................   14
  Non-Natural Persons as Owners or Beneficiaries..............   14
  Contract Owner Inquiries....................................   15
  Purchase Payments...........................................   15
  Purchase Payments ---- Section 403(b) Plans.................   15
  Accumulation Units..........................................   15
  Valuation of Assets.........................................   16
  The Funding Options.........................................   16
  Underlying Funds Which Are Fund of Funds....................   21
Fixed Account.................................................   22
Charges and Deductions........................................   22
  General.....................................................   22
  Withdrawal Charge...........................................   23
  Free Withdrawal Allowance...................................   24
  Contract Administrative Charge..............................   24
  Mortality and Expense Risk Charge...........................   24
  Funding Option Expenses.....................................   24
  Variable Liquidity Benefit Charge...........................   24
  Premium Tax.................................................   25
  Income Taxes................................................   25
  Changes in Taxes Based upon Premium or Value................   25
  TPA Administrative Charges..................................   25
Transfers.....................................................   25
  Restrictions on Transfers...................................   25
  Dollar Cost Averaging.......................................   27
Access to Your Money..........................................   28
  Systematic Withdrawals......................................   29
Ownership Provisions..........................................   29
  Types of Ownership..........................................   29
  Contract Owner..............................................   29
  Beneficiary.................................................   29
  Annuitant...................................................   29
  Abandoned Property Requirements.............................   30
Death Benefit.................................................   30
  Death Proceeds before the Maturity Date.....................   30
  Payment of Proceeds.........................................   30
  Beneficiary Contract Continuance (not permitted for
    non-natural Beneficiaries)................................   32
  Planned Death Benefit.......................................   32
  Death Proceeds after the Maturity Date......................   32
  Total Control Account.......................................   32
The Annuity Period............................................   33
  Maturity Date...............................................   33


                                                               PAGE
                                                               -----
  Allocation of Annuity.......................................   33
  Variable Annuity............................................   33
  Fixed Annuity...............................................   34
Payment Options...............................................   34
  Election of Options.........................................   34
  Annuity Options.............................................   34
  Variable Liquidity Benefit..................................   35
Miscellaneous Contract Provisions.............................   36
  Right to Return.............................................   36
  Termination of Allocated Contracts..........................   36
  Termination of Group Contract or Account....................   36
  Distribution from One Account to Another Account............   37
  Change of Contract..........................................   37
  Required Reports............................................   38
  Assignment..................................................   38
  Suspension of Payments......................................   38
  Misstatement................................................   38
  Funding Options.............................................   38
  Cybersecurity Risks.........................................   38
The Separate Account..........................................   39
  Performance Information.....................................   39
Federal Tax Considerations....................................   40
  Non-Qualified Annuity Contracts.............................   40
  Qualified Annuity Contracts.................................   43
  Additional Information Regarding TSA (ERISA and
    non-ERISA) 403(b).........................................   47
Other Information.............................................   50
  The Insurance Company.......................................   50
  Financial Statements........................................   50
  Distribution of the Contracts...............................   50
  Conformity with State and Federal Laws......................   52
  Voting Rights...............................................   52
  Contract Modification.......................................   53
  Postponement of Payment (the "Emergency
    Procedure")...............................................   53
  Restrictions on Financial Transactions......................   53
  Legal Proceedings...........................................   53
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account Eleven for Variable Annuities........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds............................................  B-1
Appendix C: Portfolio Legal and Marketing Names...............  C-1
Appendix D: Contents of The Statement of Additional
  Information.................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant.....................  E-1
Appendix F: The Fixed Account.................................  F-1
Appendix G: Premium Tax Table.................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.


ANNUITANT -- a person on whose life the Maturity Date depends and Annuity Payments are made.


ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company USA.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).


CONTRACT YEAR -- twelve-month periods beginning with the Contract Date, or any anniversary thereof.


DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.


MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin (referred to in the prospectus as Maturity Date).


PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.


UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.


VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.


YOU, YOUR -- "You," depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan termination, as of the date of the Contract or cash distribution under such Plan termination, "You" means the Participant who has received such Contract or cash distribution.


YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                               UNIVERSAL ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account, sometimes called the Flexible Annuity Account, that is part of the general account (the "Fixed Account"). Because of exemptive and exclusionary provisions, interest in the Fixed Account has not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the Investment Company Act of 1940. We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.


The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity or income options. You may receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable income or Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from individual retirement annuities; (3) rollovers from other qualified retirement Plans; and (4) Beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), 408(b) or 457 of the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

You may purchase a Qualified Contract with an initial payment of at least $20, except in the case of an individual retirement plan ("IRA"), for which the minimum initial payment is $1,000. Under a Qualified Contract, You may make additional payments of at least $20. For non-qualified Contracts, the minimum initial Purchase Payment is $1,000, and $100 thereafter. No additional payments are allowed if the Contract is purchased with a Beneficiary-directed transfer of death proceeds.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. If this Contract is purchased through a qualified Plan, the maximum age is 70 1/2.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If You purchase an individual Contract, You are the Contract Owner. If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. Where We refer to "You," We are referring to the individual Contract Owner or the group Participant, as applicable. For convenience, We refer to both Contracts and Certificates as "Contracts".

We issue group Contracts in connection with retirement Plans. Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example dollar cost averaging). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If You cancel the Contract within ten days after You receive it, You will receive a full refund of Your Contract Value plus any Contract charges and Premium Taxes You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the right to return period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment.

If You purchased Your Contract as an IRA, and You return it within the first seven days after delivery, or longer if Your state permits, We will refund Your full Purchase Payment. During the remainder of the right to return period, We will refund Your Contract Value (including charges We assessed). We will determine Your Contract Value at the close of business on the day We receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Please refer to Appendix F for possible restrictions between the Fixed Account and the Funding Options.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense ("M&E") risk charge daily from the amounts You allocate to the Separate Account. We deduct the M&E risk charge at an annual rate of 1.25%. We also deduct a semi-annual Contract administrative charge of $15.

Each Underlying Fund also charges for management costs and other expenses.

If You withdraw amounts from the Contract, We may deduct a withdrawal charge. The charge equals 5% of each Purchase Payment withdrawn if withdrawn within 5 years of the payment date.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "Payment Options" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies before the payout phase upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. There is no death benefit after the payout phase begins, however, depending on the Annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information). We calculate the death benefit value at the close of the business day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of Beneficiary Contract continuance. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Please refer to the "Death Benefit" section of the prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

   o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of Your death, that Beneficiary(ies) may elect to continue his/her portion of the Contract and take the required distributions over time, rather than have the death benefit paid in a lump sum to the Beneficiary.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix G), which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


CONTINGENT DEFERRED SALES CHARGE
(as a percentage of Purchase Payments withdrawn)
If withdrawn within 5 years after the Purchase Payment is made............................ 5.00%
If withdrawn 5 or more years after the Purchase Payment is made........................... 0.00%
VARIABLE LIQUIDITY BENEFIT CHARGE(1)...................................................... 5.00%
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments)

------------
(1) The Variable Liquidity Benefit Withdrawal Charge declines to zero after five years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               1 years                5%
          1 years               2 years                5%
          2 years               3 years                5%
          3 years               4 years                5%
          4 years               5 years                5%
         5 + years                                     0%

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGE


SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $15

ANNUAL SEPARATE ACCOUNT CHARGES


MORTALITY AND EXPENSE RISK CHARGE................................. 1.25%
(as a percentage of average net assets of the Separate Account)(2)


(2) We are waiving the following amounts of the Mortality and Expensie Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; 0.10% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio -- Class A of the Metropolitan Series Fund; 0.12% for the Subaccount investing in the BlackRock Bond Income Portfolio - Class A of the Metropolitan Series Fund; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio - Class A of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets -- Class A of the Met Investor Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investor Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio -- Class A of the Metropolitan Series Fund; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A of the Met Investors Series Trust.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE INDICATED):


The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-233-3591. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.59%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.




                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2......    0.55%     0.25%            0.08%
 Equity-Income Portfolio -- Initial Class........    0.45%       --             0.09%
 High Income Portfolio -- Initial Class+.........    0.56%       --             0.12%
 Mid Cap Portfolio -- Service Class 2............    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+.........    0.77%     0.25%            0.04%
 Templeton Developing Markets VIP Fund...........    1.25%     0.25%            0.08%
 Templeton Foreign VIP Fund......................    0.75%     0.25%            0.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Overseas Portfolio..............................    0.44%     0.25%            0.13%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio......................................    0.69%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................    0.75%       --             0.09%
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%       --             0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................    0.75%       --             0.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A.......    0.60%       --             0.07%
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.60%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A........................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B...........    0.56%     0.25%            0.02%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2......   --             0.88%       --              0.88%
 Equity-Income Portfolio -- Initial Class........ 0.08%            0.62%       --              0.62%
 High Income Portfolio -- Initial Class+.........   --             0.68%       --              0.68%
 Mid Cap Portfolio -- Service Class 2............   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+.........   --             1.06%       --              1.06%
 Templeton Developing Markets VIP Fund........... 0.01%            1.59%     0.01%             1.58%
 Templeton Foreign VIP Fund......................   --             1.03%       --              1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Overseas Portfolio..............................   --             0.82%       --              0.82%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio......................................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................   --             0.84%     0.04%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio......................................   --             0.71%     0.00%             0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................   --             0.82%     0.00%             0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A....... 0.06%            0.73%       --              0.73%
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A........................................   --             0.57%     0.00%             0.57%
 Harris Oakmark International Portfolio --
  Class A........................................   --             0.83%     0.02%             0.81%
 Invesco Comstock Portfolio -- Class B...........   --             0.83%     0.02%             0.81%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 Invesco Small Cap Growth Portfolio --
  Class A..........................................    0.85%       --           0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A..........................................    0.77%       --           0.05%
 Loomis Sayles Global Markets Portfolio --
  Class A..........................................    0.70%       --           0.08%
 Met/Wellington Large Cap Research
  Portfolio -- Class E.............................    0.56%     0.15%          0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B..........................................    0.07%     0.25%          0.01%
 MetLife Small Cap Value Portfolio --
  Class B..........................................    0.75%     0.25%          0.02%
 MFS(R) Research International Portfolio --
  Class B..........................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class A..........................................    0.66%       --           0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.............................    0.47%       --           0.15%
 PIMCO Total Return Portfolio -- Class B...........    0.48%     0.25%          0.04%
 SSGA Growth and Income ETF Portfolio --
  Class B..........................................    0.31%     0.25%            --
 SSGA Growth ETF Portfolio -- Class B..............    0.32%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class B..........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++........................................    0.57%     0.15%          0.02%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................    0.25%       --           0.03%
 BlackRock Bond Income Portfolio --
  Class A..........................................    0.32%       --           0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................    0.69%       --           0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A.............................    0.34%       --           0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................    0.71%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A..............    0.60%       --           0.02%
 Met/Wellington Balanced Portfolio --
  Class A..........................................    0.46%       --           0.08%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A.............................    0.70%       --           0.02%
 MetLife Asset Allocation 20 Portfolio --
  Class B..........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B..........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B..........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B..........................................    0.05%     0.25%            --
 MetLife Mid Cap Stock Index Portfolio --
  Class A+.........................................    0.25%       --           0.04%
 MetLife Stock Index Portfolio -- Class A..........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A.................    0.70%       --           0.02%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%       --           0.10%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.81%       --           0.03%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%       --           0.06%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- --------------- -----------
 Invesco Small Cap Growth Portfolio --
  Class A..........................................   --             0.87%     0.02%             0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A..........................................   --             0.82%     0.09%             0.73%
 Loomis Sayles Global Markets Portfolio --
  Class A..........................................   --             0.78%       --              0.78%
 Met/Wellington Large Cap Research
  Portfolio -- Class E.............................   --             0.74%     0.04%             0.70%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................... 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................... 0.07%            1.09%     0.00%             1.09%
 MFS(R) Research International Portfolio --
  Class B..........................................   --             1.01%     0.06%             0.95%
 Oppenheimer Global Equity Portfolio --
  Class A..........................................   --             0.71%     0.08%             0.63%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.............................   --             0.62%     0.01%             0.61%
 PIMCO Total Return Portfolio -- Class B...........   --             0.77%     0.04%             0.73%
 SSGA Growth and Income ETF Portfolio --
  Class B.......................................... 0.22%            0.78%       --              0.78%
 SSGA Growth ETF Portfolio -- Class B.............. 0.24%            0.83%       --              0.83%
 T. Rowe Price Large Cap Value Portfolio --
  Class B..........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++........................................   --             0.74%       --              0.74%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................   --             0.28%     0.01%             0.27%
 BlackRock Bond Income Portfolio --
  Class A..........................................   --             0.36%     0.00%             0.36%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................   --             0.71%     0.05%             0.66%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A.............................   --             0.37%     0.02%             0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................   --             0.84%     0.02%             0.82%
 Jennison Growth Portfolio -- Class A..............   --             0.62%     0.08%             0.54%
 Met/Wellington Balanced Portfolio --
  Class A..........................................   --             0.54%     0.00%             0.54%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A.............................   --             0.72%     0.12%             0.60%
 MetLife Asset Allocation 20 Portfolio --
  Class B.......................................... 0.52%            0.88%     0.01%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B.......................................... 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B.......................................... 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B.......................................... 0.65%            0.95%       --              0.95%
 MetLife Mid Cap Stock Index Portfolio --
  Class A+......................................... 0.01%            0.30%     0.00%             0.30%
 MetLife Stock Index Portfolio -- Class A..........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class F..........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A.................   --             0.72%     0.14%             0.58%
 MSCI EAFE(R) Index Portfolio -- Class A........... 0.01%            0.41%     0.00%             0.41%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................   --             0.84%     0.01%             0.83%
 Russell 2000(R) Index Portfolio -- Class A........ 0.01%            0.32%     0.00%             0.32%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                     FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+.......................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A..........    0.59%     --               0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A........    0.47%     --               0.02%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund...............................    0.65%     --             0.58%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+.......................      --          0.87%     0.02%             0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B........................      --          0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A..........      --          0.63%     0.04%             0.59%
 Western Asset Management
  U.S. Government Portfolio -- Class A........      --          0.49%     0.01%             0.48%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund...............................      --          1.23%     0.34%             0.89%


+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if You do not elect all of the available optional benefits.



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
EXAMPLE 1                                 --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $814    $1,349    $1,959     $3,155     $314      $899    $1,509    $3,155
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $682    $  951    $1,293     $1,807     $182      $501    $  843    $1,807

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
The Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan administrator to exercise certain rights. We may rely on the Plan administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.


403(B) PLAN TERMINATIONS


Upon a 403(b) Plan termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.


If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract, and any amounts withdrawn are subject to applicable withdrawal charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Withdrawal charges will be waived if the net distribution is made under the exceptions listed in the "Withdrawal Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or by one of Our affiliates, which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable withdrawal charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition, the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.



OTHER PLAN TERMINATIONS


Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable withdrawal charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Withdrawal charges will be waived if the net distribution is made under the exceptions listed in the "Withdrawal Charge" section of the prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable withdrawal charge and withholding.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Universal Annuity is a Contract between the Contract Owner and the Company.
This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.


You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options. We may also offer a Fixed Account option. Where permitted by law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each twelve-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. If this Contract is purchased through a Qualified Plan, the maximum age is 70 1/2.

Purchase of this Contract through a tax-qualified retirement Plan or individual retirement plan ("IRA")does not provide any additional tax deferral benefits beyond those provided by the Plan or the IRA. Accordingly, if You are purchasing this Contract through a Plan or IRA, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES



If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

CONTRACT OWNER INQUIRIES



Any questions You have about Your Contract should be directed to Our Home Office at 1-800-233-3591.



PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin. Minimum average Purchase Payment amounts are:

o individual retirement Annuities: $1,000
o other tax-qualified retirement Plans: $20 per Participant (subject to Plan requirements)
o non-qualified Contracts: $1,000; minimum of $100 for subsequent payment.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We may refuse to accept Purchase Payments over $1,000,000. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the NYSE is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC). If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.


We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee

Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


VALUATION OF ASSETS



FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the NYSE is open. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000034247 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


THE FUNDING OPTIONS


You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.


We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a

"private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-233-3591 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


             UNDERLYING FUND                        INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- -------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class 2                                                                          Company
                                                                                  Subadviser: FMR Co., Inc.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
Equity-Income Portfolio -- Initial     Seeks reasonable income. The fund       Fidelity Management & Research
 Class                                 will also consider the potential for    Company
                                       capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                       is to achieve a yield which exceeds
                                       the composite yield on the securities
                                       comprising the S&P 500(R) Index.
High Income Portfolio -- Initial       Seeks a high level of current income,   Fidelity Management & Research
 Class+                                while also considering growth of        Company
                                       capital.                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2   Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Small-Mid Cap Growth VIP      Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund+
Templeton Developing Markets VIP       Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Overseas Portfolio                     Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,         MetLife Advisers, LLC
 Class A                               consistent with income generation       Subadviser: BlackRock Financial
                                       and prudent investment management.      Management, Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Loomis Sayles Global Markets           Seeks high total investment return        MetLife Advisers, LLC
 Portfolio -- Class A                  through a combination of capital          Subadviser: Loomis, Sayles &
                                       appreciation and income.                  Company, L.P.
Met/Wellington Large Cap Research      Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: Wellington Management
                                                                                 Company LLP
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                         Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
SSGA Growth and Income ETF             Seeks growth of capital and income.       MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: SSGA Funds
                                                                                 Management, Inc.
SSGA Growth ETF Portfolio --           Seeks growth of capital.                  MetLife Advisers, LLC
 Class B                                                                         Subadviser: SSGA Funds
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index              Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio -- Class A                      Barclays U.S. Aggregate Bond Index.      Subadviser: MetLife Investment
                                                                                    Advisors, LLC
BlackRock Bond Income Portfolio --         Seeks a competitive total return         MetLife Advisers, LLC
 Class A                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     MetLife Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio -- Class A       Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
Met/Wellington Balanced Portfolio --       Seeks long-term capital appreciation     MetLife Advisers, LLC
 Class A                                   with some current income.                Subadviser: Wellington Management
                                                                                    Company LLP
Met/Wellington Core Equity                 Seeks to provide a growing stream of     MetLife Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
MetLife Asset Allocation 20                Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Mid Cap Stock Index                Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio -- Class A+                     Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                           Composite Stock Price Index.             Advisors, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
MFS(R) Value Portfolio -- Class A    Seeks capital appreciation.               MetLife Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
MSCI EAFE(R) Index Portfolio --      Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                             MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                               Advisors, LLC
Neuberger Berman Genesis             Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A                principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                               Investment Advisers LLC
Russell 2000(R) Index Portfolio --   Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                             Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                               Advisors, LLC
T. Rowe Price Large Cap Growth       Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B+                                                         Subadviser: T. Rowe Price Associates,
                                                                               Inc.
T. Rowe Price Small Cap Growth       Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: T. Rowe Price Associates,
                                                                               Inc.
Western Asset Management Strategic   Seeks to maximize total return            MetLife Advisers, LLC
 Bond Opportunities Portfolio --     consistent with preservation of           Subadviser: Western Asset
 Class A                             capital.                                  Management Company
Western Asset Management             Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --        consistent with preservation of capital   Subadviser: Western Asset
 Class A                             and maintenance of liquidity.             Management Company
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive    Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                       retention of net investment income.


+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":
MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds or with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income Portfolio, other exchanged-traded funds ("Underlying ETFs"). Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds or Underlying ETFs in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds and Underlying ETFs instead of investing in the fund of funds Underlying Funds, if such underlying funds or Underlying ETFs are available under the Contract. However, no underlying ETFs and only some of the underlying funds are available under the Contract.



                                 FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer Our Fixed Account as a funding option. Please refer to Your Contract and Appendix F for more information.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE


We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) of 5% will apply if a Purchase Payment is withdrawn within five years of its payment date. This deferred sales charge is deducted only from Purchase Payments withdrawn, not on growth. For this calculation, the five years is measured from the first day of the month the payment is made.

In the case of a partial withdrawal, payments made first will be considered to be withdrawn first ("first in, first out"). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn.

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

   (a)        any Purchase Payments to which no withdrawal charge applies then

   (b) any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then

   (c) any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally

   (d)        from any Contract earnings

Unless You instruct Us otherwise, We will deduct the withdrawal charge from the amount requested.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

   o   from death proceeds

   o   after the first Contract Year, upon election of an Annuity payout
       (based upon life expectancy) or due to minimum distribution requirements

The withdrawal charge will be waived if:

   o   an Annuity payout is begun after the first Contract Year

   o the Participant under a group Contract or Annuitant under an individual Contract dies

   o the Participant under a group Contract or Annuitant under an individual Contract becomes disabled (as defined by the IRS) subsequent to purchase of the Contract

   o the Participant under a group Contract, or Annuitant under an individual Contract, under a tax-deferred Annuity Plan (403(b) Plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the Contract Owner or Participant, as provided in the Plan

   o the Participant under a group Contract, or Annuitant under an individual Contract, under an IRA reaches age 70 1/2, provided the Contract has been in effect five years or more

   o the Participant under a group Contract, or Annuitant under an individual Contract, under a qualified pension or profit-sharing Plan (including a 401(k) Plan) retires at or after age 59 1/2, provided the Contract, as applicable has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those Participants under Contracts issued before May 1, 1992, the withdrawal charge will also be waived if the Participant or Annuitant retires at normal retirement age (as defined by the Plan), provided the Contract, as applicable has been in effect one year or more)

   o the Participant under a Section 457 deferred compensation Plan retires and the Contract has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable IRS rules

   o for group Contracts, the Participant under a Section 457 deferred compensation Plan established by the Deferred Compensation Board of the state of New York or a "public employer" in that state (as defined in Section 5 of the New York State Finance Laws) terminates employment. The withdrawal charge will also be waived for such a Plan at the termination date specified in the Contract

   o for group Contracts, the Participant under a pension or profit-sharing Plan, including a 401(k) Plan, Section 457 deferred compensation Plan, or a tax deferred Annuity Plan (403(b) Plan) that is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") retires at normal retirement age (as defined by the Plan) or terminates employment, provided that the Contract Owner purchases this Contract in conjunction with a group unallocated flexible Annuity Contract issued by the Company;

   o for group Contracts, if permitted in Your state, the Participant under a tax deferred Annuity Plan (403(b) Plan), 401(k) Plan, 401(a) Plan,
       Section 457 deferred compensation Plan, or 403(a) arrangement, makes a direct transfer to another funding option or Annuity contract issued by Us or by one of Our affiliates and We agree; or

   o the Participant under a group Qualified Contract or Annuitant under an individual Qualified Contract, takes a withdrawal to avoid required Federal income tax penalties. This waiver applies to amounts required to be distributed under the Code from this Contract.


FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year and prior to the Maturity Date, You may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The 10% free withdrawal allowance may not exceed the amount of total Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance is not cumulative (for example only using 5% of the free withdrawal allowance in a Contract Year does not allow a 15% free withdrawal allowance in the next Contract Year). The free withdrawal provision applies to all withdrawals. You may withdraw the Free Withdrawal Allowance during the first Contract Year if taken under a systematic withdrawal program.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


CONTRACT ADMINISTRATIVE CHARGE


We deduct a semiannual Contract administrative charge of $15 in June and December of each year for each Individual Account maintained. This charge is applied pro-rata to the Subaccounts. We will also prorate this charge (i.e., calculate) from the date of purchase or participation in the Plan. The charge compensates Us for expenses incurred in establishing and maintaining the Contract. We will also prorate this charge if You surrender Your Contract, or if We terminate Your Contract. This charge will not be deducted from amounts held in the Fixed Account.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.

FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a charge of 5% of the amounts withdrawn during the Annuity Period for the first five years following the initial Purchase Payment. Starting in year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the accumulation phase. (Please refer to "Payment Options" section for a description of this benefit.)


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Transfers from the Fixed Account are subject to restrictions described in Appendix F.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:

     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Franklin Small-Mid Cap Growth VIP Fund
     Harris Oakmark International Portfolio
     High Income Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     Loomis Sayles Global Markets Portfolio
     MetLife Small Cap Value Portfolio
     MFS(R) Research International Portfolio
     MSCI EAFE(R) Index Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     Overseas Portfolio
     Russell 2000(R) Index Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.


DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6-Month Program or 12-Month Program. The 6-Month Program and the 12-Month Program will generally have different credited interest rates. Under the 6-Month Program, the interest rate can accrue up to six months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in six months. Under the 12-Month Program, the interest rate can accrue up to twelve months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in twelve months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be transferred into the fixed income Funding Option.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of six or twelve months with the interest rate for non-DCA Program funds.


You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. Transfers made under any DCA Program will not be counted for purposes of restrictions We may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We will terminate Your participation in the DCA Program upon notification of Your death.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Under a group Contract, before a Participant's Maturity Date, We will pay all or any portion of that Participant's Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any Premium Tax not previously deducted, to the owner or Participant, as provided in the Plan. A group
Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.


The Contract Owner may redeem all or any portion of the Cash Surrender Value any time before the Maturity Date. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the accumulation unit value calculated as of the Maturity Date. Unless You submit a Written Request specifying the Fixed Account or Funding Option(s) from which We are to withdraw amounts, We will make the withdrawal on a pro rata basis. The Cash Surrender Value will be determined as of the close of business after We receive Your surrender request at Our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments You made. You may not make withdrawals during the Annuity Period.


For amounts allocated to the Funding Options, We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, We may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is Our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact You if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).


If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2; (b) no longer employed; (c) deceased; (d) disabled; or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a Beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For non-qualified Contracts only, You may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.


BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ANNUITANT

The Annuitant is designated in the Contract (on the Contract specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.

ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
DEATH PROCEEDS BEFORE THE MATURITY DATE


The following death benefit applies to all Contracts that include a death benefit. We calculate the death benefit amount as of the date Our Home Office receives proof of death and instructions for payment in Good Order. All amounts will be reduced by any outstanding loans, prior withdrawals (including any applicable withdrawal charge) and any Premium Taxes due.


                                             INDIVIDUAL CONTRACT
-------------------------------------------------------------------------------------------------------------
IF ANNUITANT DIES ON OR AFTER AGE 75, AND BEFORE THE
 MATURITY DATE:
Amount paid: the Contract Value of the Contract
IF ANNUITANT DIES BEFORE AGE 75, AND BEFORE THE MATURITY
 DATE:
Amount paid: the greater of (1),(2) or(3) below:
 (1)                                                     the Contract Value
 (2)                                                     total Purchase Payments
 (3)                                                     the Contract Value on the most recent 5(th)
                                                         multiple Contract Year anniversary (i.e., 5(th),
                                                         10(th), 15(th), etc.) less any withdrawals made
                                                         since that anniversary before We receive Due Proof
                                                         of Death



                                                                                 GROUP CONTRACT
                                                         ---------------------------------------------------------------
IF ANNUITANT DIES ON OR AFTER AGE 75, AND BEFORE THE     IF PARTICIPANT DIES ON OR AFTER AGE 75, AND BEFORE THE
 MATURITY DATE:                                          MATURITY DATE:
Amount paid: the Contract Value of the Contract          Amount paid: the Participant's interest under the Contract
IF ANNUITANT DIES BEFORE AGE 75, AND BEFORE THE MATURITY IF PARTICIPANT DIES BEFORE AGE 75, AND BEFORE THE MATURITY
 DATE:                                                   DATE:
Amount paid: the greater of (1),(2) or(3) below:         Amount paid: the greatest of (1), (2) or (3) below:
 (1)                                                       (1)      the Participant's interest
 (2)                                                       (2)      the total Purchase Payments made on behalf of the
                                                                    Participant
 (3)                                                       (3)      the Participant's interest on the most recent 5(th)
                                                                    multiple Certificate year anniversary (i.e., 5(th),
                                                                    10(th), 15(th), etc.) less any withdrawals made
                                                                    since that anniversary before We receive Due Proof
                                                                    of Death.

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program, automatic rebalancing program and systematic withdrawal program) We will cancel the request. As described above, the death benefit will be determined when We receive both proof of death and instructions for payment in Good Order.

                            NON-QUALIFIED CONTRACTS


                                                                                                       MANDATORY
  BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                PAYOUT RULES
    UPON THE DEATH OF THE           PAY THE PROCEEDS TO:                    UNLESS                       APPLY*
 OWNER (WHO IS NOT THE        The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 ANNUITANT)                   none, to the Contract           continue the Contract rather
                              Owner's estate.                 than receive the distribution.
 OWNER (WHO IS THE            The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 ANNUITANT)                   none, to the Contract           continue the Contract rather
                              Owner's estate.                 than receive the distribution.
 ANNUITANT (WHO IS NOT THE    The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 CONTRACT OWNER)              none, to the Contract           continue the Contract rather
                              Owner.                          than receive the distribution.
 ANNUITANT (WHO IS THE        See death of "owner who is                                         Yes
 CONTRACT OWNER)              the Annuitant" above.
 ANNUITANT (WHERE OWNER IS    The Beneficiary (ies) (e.g.                                        Yes (Death of
 A NONNATURAL ENTITY/TRUST)   the trust) or if none, to the                                      Annuitant is treated
                              owner.                                                             as death of the
                                                                                                 owner in these
                                                                                                 circumstances.)
 BENEFICIARY                  No death proceeds are                                              N/A
                              payable; Contract
                              continues.
 CONTINGENT BENEFICIARY       No death proceeds are                                              N/A
                              payable; Contract
                              continues.

                              QUALIFIED CONTRACTS


                                                                                               MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                   UNLESS                   APPLY*
 OWNER/ANNUITANT            The Beneficiary(ies), or if   Unless the Beneficiary elects to   Yes
                            none, to the Contract         continue the Contract rather
                            Owner's estate.               than receive the distribution.
 BENEFICIARY                No death proceeds are                                            N/A
                            payable; Contract
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are                                            N/A
                            payable; Contract
                            continues.

* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), Your Beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Code distribution requirements, and take required distributions over time, rather than receive the death benefit in a lump-sum. If the Beneficiary chooses to continue the Contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Code.

If Your Beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the Funding Options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Funding Options, the Beneficiary bears the investment risk.

The Beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the Beneficiary cannot:

   o   transfer ownership

   o   make additional Purchase Payments

The Beneficiary may also name his/her own Beneficiary ("succeeding Beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the Beneficiary's age on the Death Report Date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT


You may request that rather than receive a lump-sum death benefit, the Beneficiary(ies) receive all or a portion of the death benefit proceeds either:

   o through an Annuity for life or a period that does not exceed the Beneficiary's life expectancy or

   o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater

You must make the planned death benefit request as well as any revocation of this request in writing. Upon Your death, Your Beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time We receive Due Proof of Death is less than $2,000, We will only pay a lump sum to the Beneficiary. If periodic payments due under the planned death benefit election are less than $100, We reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no Beneficiary is alive when death benefits become payable, We will pay the death benefit as provided in Your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner, Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect.


TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump-sum distribution. While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) You fully surrendered the Contract; (2) We paid the proceeds to the Beneficiary before that date; or (3) You elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor . Annuity Payments may also be paid for a fixed period. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless You elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for non-qualified Contracts or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date You elect may not be later than the Annuitant's 90th birthday).

At least 30 days before the original Maturity Date, You may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday, or to a later date with Our consent. You may use certain Annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or You may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

These provisions are subject to restrictions that may apply in Your state, restrictions imposed by Your selling firm and Our current established administrative procedures.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.


ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.5%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.5%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.5% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.5% then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.



                                PAYMENT OPTIONS
--------------------------------------------------------------------------------
ELECTION OF OPTIONS


While the Annuitant is alive, You can change Your Annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if You do not elect otherwise before the Maturity Date, We will pay You (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120, 180 or 240 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options".)

The minimum amount that can be placed under an Annuity option will be $2,000 unless We agree to a lesser amount. If any monthly periodic payment due is less than $20, We reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, We will pay the amount due under the Contract in accordance with the Payment Option that You select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner/Participant.


ANNUITY OPTIONS

Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of joint and survivor Annuity options and/or may also prohibit payments for as long as the owner's life in certain circumstances.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 3, or Option 4, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. While this option offers the maximum periodic payments, there is no assurance of a minimum number of payments nor a provision for a death benefit for Beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the Beneficiary designated. The Beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the Annuity began.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, We will continue making payments to the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. One of the two persons will be designated as the primary payee. The other will be designated as secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period (Term Certain). We will make periodic payments for the period selected. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Unit Refund Life Annuity. The Company will make Annuity Payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the Beneficiary will receive in one sum the current dollar value of the number of Annuity Units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment, and (b) is the product of the number of the Annuity Units represented by each payment and the number of payments made.

Option 7 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Annuity option "Payments for a Fixed Period (Term Certain)."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.

If You purchase the Contract as an IRA, and return it within the first seven days after delivery, or longer if Your state permits, We will refund Your Purchase Payment in full; during the remainder of the right to return period, We will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which We receive Your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, We will comply. Refer to Your Contract for any state-specific information.


TERMINATION OF ALLOCATED CONTRACTS

We reserve the right to terminate the Contract on any business day if the Contract Value as of that date is less than $500 and You have not made Purchase Payments for at least three years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after We have mailed notice of termination to the Contract Owner's last known address and to any assignee of record. If the Contract is terminated, We will pay You the Cash Surrender Value less any applicable Premium Tax, and less any applicable administrative charge. In certain states, We may be required to pay You the Contract Value.

We will not terminate any Contract if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.


TERMINATION OF GROUP CONTRACT OR ACCOUNT

TERMINATION BY OWNER -- If an owner or a Participant terminates an account, in whole or in part, while the Contract remains in effect, and the value of the terminated account is to be either paid in cash to You or to a Participant; or transferred to any other funding vehicle, We will pay or transfer the Cash Surrender Value of the terminated account.

If this Contract is terminated, whether or not the Plan is terminated, and the owner or the Participant, as provided in the Plan, elect that values are not to be paid out in cash or transferred, the Company reserves the right to agree to apply a Participant's interest either as instructed by the owner or the Participant, or under one of the options described under Options in the Event of Termination of a Participant.

TERMINATION BY PARTICIPANT -- If a Participant terminates an Individual Account, in whole or in part, while the Contract remains in effect; and the value of the terminated Individual Account is to be either paid in cash to the Participant or transferred to any other funding vehicle, We will pay or transfer the Cash Surrender Value of the terminated account.

TERMINATION BY THE COMPANY AND TERMINATION AMOUNT -- If the Contract Value in a Participant's Individual Account is less than the termination amount stated in the Contract, and no premium has been applied to the account for at least three years, We reserve the right to terminate that account, and to move the Contract Value of that Participant's Individual Account to the owner's account.

If the Plan does not allow for this movement to the owner's account, the Contract Value, less any applicable Premium Tax not previously deducted, will be paid to that Participant or to the owner, as provided in the Plan.

We reserve the right to terminate this Contract on any Valuation Date if:

   o   there is no Contract Value in any Participant's Individual Account and

   o the Contract Value of the owner's account, if any, is less than $500 and

   o   the premium has not been paid for at least three years

If this Contract is terminated, the Contract Value of the owner's account, if any, less any applicable Premium Tax not previously deducted will be paid to You.

Termination will not occur until 31 days after We have mailed notice of termination to the group Contract Owner or the Participant, as provided in the Plan, at the last known address; and to any assignee of record.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Contract Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.

OPTIONS IN THE EVENT OF TERMINATION OF A PARTICIPANT -- In the event that, before a Participant's Maturity Date, that Participant terminates participation in the Plan, the owner or that Participant, as provided in the Plan, with respect to that Participant's interest may elect:

   o if that Participant is at least 50 years of age, to have that Participant's interest applied to provide an Annuity option or an income option.

   o if the Contract is continued, to have that Participant's interest applied to continue as a paid-up deferred Annuity for that Participant, (i.e., the Contract Value remains in the Contract and the Annuity becomes payable under the same terms and conditions as the Annuity that would have otherwise been payable at the Maturity Date).

   o to have the owner or that Participant, as provided in the Plan, receive that Participant's interest in cash.

   o if the Participant becomes a Participant under another group Contract of this same type that is in effect with Us, to transfer that Participant's interest to that group Contract.

   o   to make any other arrangements as may be mutually agreed on.

If this Contract is continued, any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to the owner's account.

AUTOMATIC BENEFIT -- In the event of termination, unless otherwise provided in the Plan, a Participant's interest will continue as a paid-up deferred Annuity in accordance with option 2 above, if this Contract is continued. Or, if this Contract is terminated, will be paid in cash to the owner or to that Participant, as provided in the Plan.

ANNUITY PAYMENTS -- Termination of this Contract or the Plan will not affect payments being made under any Annuity option, which began before the date of termination.


DISTRIBUTION FROM ONE ACCOUNT TO ANOTHER ACCOUNT

Under a group Contract, the owner may, as provided for in the Plan, distribute the Contract Value from the owner's account to one or more Individual Accounts. No distribution will be allowed between Individual Accounts.

The owner may, as required by and provided for in the Plan, move the Contract Value from any or all Individual Accounts to the owner's account without a charge.


CHANGE OF CONTRACT

For group Contracts, the Company may, at any time, make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any federal law or regulation to which the Company is subject.

Except as provided in the paragraph immediately above, no change may be made in the Contract before the fifth anniversary of the Contract Date, and in no event will changes be made with respect to payments being made by the Company under any Annuity option which has commenced prior to the date of change. On and after the fifth anniversary of the Contract Date, the Company reserves the right to change the termination amount (see Termination of Contract or Account), the amount of certain charges and deductions, the calculation of the net investment rate and the unit values, and the Annuity tables. Any change in the Annuity tables will be applicable only to premiums received under the Contract after the change. The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the administrative charge) may be applicable to all owners' accounts and Individual Accounts under the Contract, to only the owners' accounts and Individual Accounts established after the change, or to only premiums received under the Contract after the date of change as the Company declares at the time of change. The Company will give notice to the owner at least 90 days before the date the change is to take effect.


REQUIRED REPORTS


As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, We will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each Funding Option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.


ASSIGNMENT

The Participant may not assign his or her rights under a group Contract. The owner may assign his or her rights under an individual or a group Contract if allowed by the Plan.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.



MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


CYBERSECURITY RISKS

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Fund U for Variable Annuities ("Fund U"). On December 8, 2008 Fund U, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Our advertisements may show performance figures assuming that You do not elect any optional features. However, if You elect any optional features, they involve additional charges that will cause the performance of Your Funding Options to decrease. You may wish to speak with Your registered representative to obtain performance information specific to the optional features You may wish to select.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.




                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION



The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.


We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED ANNUITY CONTRACTS


This discussion assumes the Contract is an annuity Contract for Federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.



ACCUMULATION


Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for the exclusive benefit of a natural person.


In contrast, a Contract owned by other than a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract in the year earned.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, You might be able to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction.

The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless it was made:


   (a)        on account of your death or disability,

   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary, or

   (c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.


TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the IRS may consider that Contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.



AGGREGATION


If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below).



EXCHANGES/TRANSFERS


The annuity Contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the Contract, or the designation of an annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the Contract must be distributed according to certain rules. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.

If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner.

For Contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. If there is more than one annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-annuitant.


INVESTOR CONTROL

In certain circumstances, owners of Variable Annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the Contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each annuity payment is the return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to You and the IRS.

Once You have recovered the investment in the Contract, further annuity payments are fully taxable.

If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.

Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.


If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

   (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

   (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b), but such income will increase modified adjusted gross income in Item 2 above.

You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.



QUALIFIED ANNUITY CONTRACTS


INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.



ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.



WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include withdrawals made:


   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

A withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements;

   (b)        financial hardship; or

   (c)        for a period of ten or more years or for life.



20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly or transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted the Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2.

Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan or he or she may elect to rollover the death proceeds into his or her own IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:


   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The required minimum distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the 403(b) plan contracts.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.


Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

     1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

     2.  Is exchanged to another permissible investment under your 403(b) plan;

   3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

     4. Occurs after You die, leave your job or become disabled (as defined by the Code);

     5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

     6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

     7.  Relates to rollover or after-tax contributions; or

     8. Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS

Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after You attain age 70 1/2. Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.

WITHDRAWALS

If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.


CONVERSION


Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Balance; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Balance at the date of conversion.


A Roth IRA Contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a

Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.



ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS


In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Prior to November 17, 2014, the contract was issued by MetLife Insurance Company of Connecticut.


On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.



FINANCIAL STATEMENTS


The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas,

New York, NY 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry

Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck.

You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to

www.finra.org. An investor brochure that includes information describing FINRA
-------------
BrokerCheck is available through the Hotline or on-line.


MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.50% to 5.0% (6.0% for the New Jersey ABP) of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.20% to 0.35% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their affiliate, MetLife Securities, Inc. ("MSI"). (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2015, as well as the range of additional compensation paid.)

On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MSI. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MSI will no longer be affiliated with MetLife Insurance Company USA.


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Management, Inc. and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including MetLife Securities, Inc. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. MetLife may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             (FORMERLY METLIFE OF CT FUND U FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.



                                      UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/92)................... 2007   3.605           3.800                    (566)
                                                                          2006   3.161           3.605             125,779,858
AB Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01).......... 2006   0.864           0.848                      --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03).................... 2006   1.739           2.277                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/98)....... 2008   1.166           1.102                      --
                                                                          2007   1.328           1.166              40,774,272
                                                                          2006   1.295           1.328              46,637,758
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager Subaccount (Initial Class) (1/92)............ 2007   2.508           2.629                      --
                                                                          2006   2.367           2.508              75,959,675
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/03).......... 2015   2.847           2.823              33,894,312
                                                                          2014   2.581           2.847              36,562,643
                                                                          2013   1.996           2.581              39,771,925
                                                                          2012   1.740           1.996              41,782,736
                                                                          2011   1.813           1.740              44,963,034
                                                                          2010   1.570           1.813              46,991,501
                                                                          2009   1.173           1.570              48,286,797
                                                                          2008   2.073           1.173              46,606,149
                                                                          2007   1.790           2.073              43,439,973
                                                                          2006   1.626           1.790              35,656,369
 Fidelity VIP Equity-Income Subaccount (Initial Class) (7/93)............ 2015   4.635           4.396              48,572,709
                                                                          2014   4.317           4.635              53,578,229
                                                                          2013   3.411           4.317              58,182,743
                                                                          2012   2.945           3.411              62,886,152
                                                                          2011   2.953           2.945              68,690,979
                                                                          2010   2.597           2.953              75,227,326
                                                                          2009   2.019           2.597              81,204,779
                                                                          2008   3.566           2.019              86,884,895
                                                                          2007   3.557           3.566              98,421,252
                                                                          2006   2.996           3.557             108,477,812
 Fidelity VIP Growth Subaccount (Initial Class) (1/92)................... 2008   3.762           3.456                   2,879
                                                                          2007   3.000           3.762             130,809,388
                                                                          2006   2.843           3.000             149,473,762
 Fidelity VIP High Income Subaccount (Initial Class) (2/92).............. 2015   3.115           2.965               6,244,120
                                                                          2014   3.119           3.115               6,954,956
                                                                          2013   2.980           3.119               7,731,450
                                                                          2012   2.642           2.980               8,676,286
                                                                          2011   2.572           2.642               9,684,371
                                                                          2010   2.288           2.572              10,998,477
                                                                          2009   1.609           2.288              12,418,782
                                                                          2008   2.172           1.609              13,454,324
                                                                          2007   2.140           2.172              15,111,817
                                                                          2006   1.948           2.140              17,511,349

                    UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 2015   3.314
                                                                                  2014   3.165
                                                                                  2013   2.358
                                                                                  2012   2.085
                                                                                  2011   2.368
                                                                                  2010   1.865
                                                                                  2009   1.351
                                                                                  2008   2.266
                                                                                  2007   1.989
                                                                                  2006   1.792
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)................... 2006   1.458
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)............ 2015   1.802
                                                                                  2014   1.698
                                                                                  2013   1.244
                                                                                  2012   1.137
                                                                                  2011   1.210
                                                                                  2010   0.960
                                                                                  2009   0.677
                                                                                  2008   1.192
                                                                                  2007   1.085
                                                                                  2006   1.011
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2015   1.893
                                                                                  2014   2.092
                                                                                  2013   2.138
                                                                                  2012   1.913
                                                                                  2011   2.302
                                                                                  2010   1.983
                                                                                  2009   1.163
                                                                                  2008   2.490
                                                                                  2007   1.958
                                                                                  2006   1.548
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2015   1.607
                                                                                  2014   1.832
                                                                                  2013   1.508
                                                                                  2012   1.292
                                                                                  2011   1.464
                                                                                  2010   1.367
                                                                                  2009   1.010
                                                                                  2008   1.715
                                                                                  2007   1.505
                                                                                  2006   1.254
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (1/92)............ 2007   4.060
                                                                                  2006   3.386
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (1/92).................. 2006   3.820
Janus Aspen Series
 Janus Aspen Overseas Subaccount (Service Shares) (5/01)......................... 2015   1.712
                                                                                  2014   1.972
                                                                                  2013   1.747
                                                                                  2012   1.564
                                                                                  2011   2.340
                                                                                  2010   1.895
                                                                                  2009   1.072
                                                                                  2008   2.272
                                                                                  2007   1.797
                                                                                  2006   1.241
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.558
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2015   2.143
                                                                                  2014   1.802
                                                                                  2013   1.235
                                                                                  2012   1.053
                                                                                  2011   1.041
                                                                                  2010   0.843
                                                                                  2009   0.634
                                                                                  2008   1.078
                                                                                  2007   1.075
                                                                                  2006   1.001



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 3.219              38,096,518
                                                                                  3.314              41,608,119
                                                                                  3.165              44,981,540
                                                                                  2.358              46,913,194
                                                                                  2.085              49,527,176
                                                                                  2.368              51,388,767
                                                                                  1.865              51,230,125
                                                                                  1.351              50,187,694
                                                                                  2.266              50,405,482
                                                                                  1.989              47,892,721
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)................... 1.704                      --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)............ 1.732               3,434,402
                                                                                  1.802               3,771,457
                                                                                  1.698               3,872,005
                                                                                  1.244               4,164,552
                                                                                  1.137               4,672,259
                                                                                  1.210               5,003,389
                                                                                  0.960               5,280,712
                                                                                  0.677               5,117,864
                                                                                  1.192               5,489,019
                                                                                  1.085               4,307,278
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 1.503               7,704,800
                                                                                  1.893               8,508,965
                                                                                  2.092               9,270,921
                                                                                  2.138              10,222,325
                                                                                  1.913              11,038,053
                                                                                  2.302              12,184,233
                                                                                  1.983              12,846,551
                                                                                  1.163              11,470,052
                                                                                  2.490              12,717,123
                                                                                  1.958              10,660,061
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 1.484               6,049,913
                                                                                  1.607               6,434,507
                                                                                  1.832               6,776,262
                                                                                  1.508               7,322,677
                                                                                  1.292               7,756,333
                                                                                  1.464               8,502,526
                                                                                  1.367               8,646,801
                                                                                  1.010               8,057,416
                                                                                  1.715               8,002,564
                                                                                  1.505               6,548,798
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (1/92)............ 4.301                      --
                                                                                  4.060              45,923,959
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (1/92).................. 4.461                      --
Janus Aspen Series
 Janus Aspen Overseas Subaccount (Service Shares) (5/01)......................... 1.542              19,734,679
                                                                                  1.712              21,626,224
                                                                                  1.972              24,297,689
                                                                                  1.747              28,078,558
                                                                                  1.564              30,846,038
                                                                                  2.340              35,339,155
                                                                                  1.895              36,917,197
                                                                                  1.072              35,367,855
                                                                                  2.272              36,144,395
                                                                                  1.797              24,864,268
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 1.754                      --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.079              33,662,334
                                                                                  2.143              36,027,798
                                                                                  1.802              37,301,363
                                                                                  1.235              38,651,702
                                                                                  1.053              41,691,442
                                                                                  1.041              44,073,224
                                                                                  0.843              46,538,605
                                                                                  0.634              48,141,824
                                                                                  1.078              54,277,162
                                                                                  1.075              61,191,256

                   UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01).......... 2014   1.583
                                                                                 2013   1.212
                                                                                 2012   1.068
                                                                                 2011   1.153
                                                                                 2010   1.001
                                                                                 2009   0.784
                                                                                 2008   1.251
                                                                                 2007   1.251
                                                                                 2006   1.084
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/02)........... 2015   2.139
                                                                                 2014   1.951
                                                                                 2013   1.520
                                                                                 2012   1.327
                                                                                 2011   1.310
                                                                                 2010   1.178
                                                                                 2009   0.976
                                                                                 2008   1.399
                                                                                 2007   1.306
                                                                                 2006   1.152
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)....... 2015   1.837
                                                                                 2014   1.632
                                                                                 2013   1.199
                                                                                 2012   1.009
                                                                                 2011   1.028
                                                                                 2010   0.948
                                                                                 2009   0.674
                                                                                 2008   1.088
                                                                                 2007   1.047
                                                                                 2006   1.013
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (5/01)........ 2015   1.817
                                                                                 2014   1.647
                                                                                 2013   1.260
                                                                                 2012   1.095
                                                                                 2011   1.057
                                                                                 2010   0.978
                                                                                 2009   0.795
                                                                                 2008   1.250
                                                                                 2007   1.219
                                                                                 2006   1.044
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2015   2.360
                                                                                 2014   2.296
                                                                                 2013   1.581
                                                                                 2012   1.341
                                                                                 2011   1.339
                                                                                 2010   1.083
                                                                                 2009   0.768
                                                                                 2008   1.312
                                                                                 2007   1.207
                                                                                 2006   1.084
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (2/95)......................................................................... 2011   1.343
                                                                                 2010   1.311
                                                                                 2009   1.033
                                                                                 2008   1.847
                                                                                 2007   1.759
                                                                                 2006   1.415
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   1.012
                                                                                 2010   0.938
                                                                                 2009   0.809
                                                                                 2008   1.039
                                                                                 2007   1.038
                                                                                 2006   1.010
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01)..................................... 2007   1.231
                                                                                 2006   1.055
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (2/95)..................................... 2007   2.493
                                                                                 2006   2.135



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01).......... 1.593                      --
                                                                                 1.583              32,508,642
                                                                                 1.212              35,773,634
                                                                                 1.068              39,007,175
                                                                                 1.153              42,244,729
                                                                                 1.001              45,107,036
                                                                                 0.784              48,183,741
                                                                                 1.251              54,318,765
                                                                                 1.251              38,001,963
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/02)........... 2.146               6,186,933
                                                                                 2.139               6,691,736
                                                                                 1.951               7,404,572
                                                                                 1.520               7,708,394
                                                                                 1.327               7,880,864
                                                                                 1.310               8,099,806
                                                                                 1.178               7,905,894
                                                                                 0.976               7,717,039
                                                                                 1.399               7,342,253
                                                                                 1.306               7,572,814
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)....... 1.992               7,009,357
                                                                                 1.837               7,658,117
                                                                                 1.632               7,968,749
                                                                                 1.199               8,527,768
                                                                                 1.009               9,137,174
                                                                                 1.028              10,007,753
                                                                                 0.948              11,083,455
                                                                                 0.674              11,381,434
                                                                                 1.088              12,967,564
                                                                                 1.047              14,660,743
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (5/01)........ 1.743              10,211,980
                                                                                 1.817              11,626,692
                                                                                 1.647              12,654,054
                                                                                 1.260              13,679,199
                                                                                 1.095              14,971,844
                                                                                 1.057              16,303,180
                                                                                 0.978              17,879,577
                                                                                 0.795              19,001,026
                                                                                 1.250              22,301,030
                                                                                 1.219               6,506,843
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2.229               4,698,886
                                                                                 2.360               5,392,883
                                                                                 2.296               6,122,545
                                                                                 1.581               5,791,873
                                                                                 1.341               5,939,573
                                                                                 1.339               6,465,182
                                                                                 1.083               6,968,183
                                                                                 0.768               6,707,096
                                                                                 1.312               6,803,967
                                                                                 1.207               6,508,896
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (2/95)......................................................................... 1.447                      --
                                                                                 1.343               8,515,739
                                                                                 1.311               9,372,717
                                                                                 1.033              10,151,945
                                                                                 1.847              11,308,690
                                                                                 1.759              13,071,034
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 1.001                      --
                                                                                 1.012               1,332,508
                                                                                 0.938                 827,681
                                                                                 0.809                 818,211
                                                                                 1.039                 874,650
                                                                                 1.038                 974,173
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01)..................................... 1.293                      --
                                                                                 1.231              21,950,368
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (2/95)..................................... 2.624                      --
                                                                                 2.493               9,530,131

                                UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Met Investors Series Trust
 MIST Batterymarch Growth and Income Subaccount (Class A) (4/06)........ 2012   20.105          22.449                     91
                                                                         2011   20.082          20.105              8,837,513
                                                                         2010   17.882          20.082              9,767,517
                                                                         2009   14.854          17.882             10,782,113
                                                                         2008   23.826          14.854             11,794,160
                                                                         2007   22.372          23.826             13,545,125
                                                                         2006   20.733          22.372             15,540,097
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............ 2008   1.984           1.915                      --
                                                                         2007   1.895           1.984              22,810,239
                                                                         2006   1.985           1.895              26,021,950
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *................ 2015   9.812           9.338                 113,514
                                                                         2014   9.597           9.812                 160,638
                                                                         2013   8.843           9.597                 233,184
                                                                         2012   7.659           8.843                 239,603
                                                                         2011   7.557           7.659                 263,522
                                                                         2010   6.584           7.557                 296,727
                                                                         2009   4.524           6.584                 330,073
                                                                         2008   6.037           4.524                 337,705
                                                                         2007   6.187           6.037                 405,406
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2015   1.222           1.192              16,371,899
                                                                         2014   1.088           1.222              17,823,783
                                                                         2013   1.062           1.088              19,471,975
                                                                         2012   0.851           1.062              20,144,188
                                                                         2011   0.910           0.851              21,058,921
                                                                         2010   0.793           0.910              21,653,358
                                                                         2009   0.594           0.793              21,977,857
                                                                         2008   1.029           0.594              22,196,176
                                                                         2007   1.223           1.029              23,829,509
                                                                         2006   1.003           1.223              28,287,284
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2015   2.083           1.969               7,116,213
                                                                         2014   2.233           2.083               7,397,540
                                                                         2013   1.728           2.233               7,588,516
                                                                         2012   1.352           1.728               6,306,608
                                                                         2011   1.591           1.352               6,555,320
                                                                         2010   1.381           1.591               6,693,285
                                                                         2009   0.900           1.381               6,840,916
                                                                         2008   1.537           0.900               6,162,171
                                                                         2007   1.569           1.537               6,990,242
                                                                         2006   1.421           1.569               3,580,826
 MIST Invesco Comstock Subaccount (Class B) (5/09)...................... 2015   2.452           2.277                   7,807
                                                                         2014   2.272           2.452                   7,324
                                                                         2013   1.699           2.272                   9,004
                                                                         2012   1.452           1.699                  15,988
                                                                         2011   1.492           1.452                  24,354
                                                                         2010   1.315           1.492                  25,227
                                                                         2009   1.051           1.315                  24,795
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2015   2.481           2.416               1,938,034
                                                                         2014   2.323           2.481               1,956,359
                                                                         2013   1.673           2.323               1,858,346
                                                                         2012   1.430           1.673               1,952,282
                                                                         2011   1.460           1.430               2,223,606
                                                                         2010   1.169           1.460               1,902,478
                                                                         2009   0.882           1.169               1,964,130
                                                                         2008   1.455           0.882               1,764,570
                                                                         2007   1.322           1.455               1,733,362
                                                                         2006   1.329           1.322                 605,918
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).............. 2015   2.110           1.933               2,339,343
                                                                         2014   2.042           2.110               2,603,578
                                                                         2013   1.551           2.042               2,739,831
                                                                         2012   1.358           1.551               2,889,019
                                                                         2011   1.530           1.358               3,256,003
                                                                         2010   1.296           1.530               3,282,587
                                                                         2009   1.017           1.296               3,145,562
                                                                         2008   1.377           1.017               3,137,676
                                                                         2007   1.408           1.377               2,990,006
                                                                         2006   1.318           1.408               1,502,452

                                UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *......... 2015   6.988           7.002               19,047,428
                                                                          2014   6.820           6.988               21,094,072
                                                                          2013   5.885           6.820               23,312,015
                                                                          2012   5.083           5.885               26,078,236
                                                                          2011   5.212           5.083               29,187,397
                                                                          2010   4.312           5.212               32,065,461
                                                                          2009   3.096           4.312               35,756,882
                                                                          2008   5.148           3.096               38,816,907
                                                                          2007   4.273           5.148               44,073,067
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2015   1.915           1.856                3,017,715
                                                                          2014   1.845           1.915                3,667,132
                                                                          2013   1.727           1.845                3,221,658
                                                                          2012   1.545           1.727                3,372,895
                                                                          2011   1.492           1.545                3,460,770
                                                                          2010   1.335           1.492                3,331,367
                                                                          2009   0.986           1.335                3,375,799
                                                                          2008   1.224           0.986                3,022,283
                                                                          2007   1.160           1.224                2,658,458
                                                                          2006   1.104           1.160                1,212,542
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.756           0.720                       --
                                                                          2008   1.335           0.756                  836,159
                                                                          2007   1.208           1.335                  824,820
                                                                          2006   1.220           1.208                  569,730
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2015   1.419           1.373               32,831,667
                                                                          2014   1.367           1.419               34,188,421
                                                                          2013   1.069           1.367               36,925,550
                                                                          2012   0.927           1.069               37,744,855
                                                                          2011   1.082           0.927               38,940,284
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *............. 2015   2.421           2.261               21,739,606
                                                                          2014   2.410           2.421               23,759,834
                                                                          2013   1.842           2.410               26,243,747
                                                                          2012   1.581           1.842               28,629,525
                                                                          2011   1.759           1.581               31,207,149
                                                                          2010   1.486           1.759               34,796,051
                                                                          2009   1.190           1.486               37,377,830
                                                                          2008   1.716           1.190               39,099,914
                                                                          2007   1.792           1.716               43,022,989
                                                                          2006   1.754           1.792                5,532,209
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2015   1.443           1.400                8,324,295
                                                                          2014   1.570           1.443                8,836,057
                                                                          2013   1.333           1.570                9,898,998
                                                                          2012   1.157           1.333               10,915,632
                                                                          2011   1.312           1.157               11,736,704
                                                                          2010   1.192           1.312                4,338,325
                                                                          2009   0.918           1.192                4,852,805
                                                                          2008   1.612           0.918                5,044,488
                                                                          2007   1.532           1.612                5,455,874
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................ 2013   1.951           2.117                       --
                                                                          2012   1.871           1.951               14,537,134
                                                                          2011   1.997           1.871               15,903,551
                                                                          2010   1.641           1.997               17,441,380
                                                                          2009   1.211           1.641               18,998,248
                                                                          2008   1.100           1.211               20,526,044
                                                                          2007   1.239           1.100                1,469,239
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.855           0.962                       58
                                                                          2011   0.874           0.855              308,927,790
                                                                          2010   0.807           0.874              341,751,437
                                                                          2009   0.567           0.807              374,649,187
                                                                          2008   1.010           0.567              403,077,085
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2015   1.438           1.480              142,416,467
                                                                          2014   1.422           1.438              156,605,146
                                                                          2013   1.130           1.422              172,129,066
                                                                          2012   0.942           1.130              186,199,653
                                                                          2011   1.039           0.942              206,320,814
                                                                          2010   0.905           1.039              225,305,611
                                                                          2009   0.653           0.905              245,825,651
                                                                          2008   1.109           0.653              262,373,755
                                                                          2007   1.055           1.109              292,762,439
                                                                          2006   0.996           1.055              325,972,182

                                UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2015   1.351           1.295               10,222,375
                                                                          2014   1.326           1.351               12,125,846
                                                                          2013   1.475           1.326               14,383,690
                                                                          2012   1.366           1.475               21,237,860
                                                                          2011   1.241           1.366               19,155,191
                                                                          2010   1.163           1.241               17,658,204
                                                                          2009   0.995           1.163               16,519,697
                                                                          2008   1.079           0.995               13,033,753
                                                                          2007   1.017           1.079                2,674,584
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2015   1.638           1.618                   10,629
                                                                          2014   1.592           1.638                   10,694
                                                                          2013   1.644           1.592                   13,074
                                                                          2012   1.523           1.644                   11,595
                                                                          2011   1.495           1.523                   13,899
                                                                          2010   1.399           1.495                   45,028
                                                                          2009   1.253           1.399                   58,422
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2015   2.882           2.848                3,306,728
                                                                          2014   2.625           2.882                3,727,851
                                                                          2013   1.997           2.625                4,110,353
                                                                          2012   1.829           1.997                4,636,811
                                                                          2011   1.940           1.829                5,079,835
                                                                          2010   1.690           1.940                5,542,441
                                                                          2009   1.382           1.690                5,995,742
                                                                          2008   2.083           1.382                6,662,970
                                                                          2007   2.009           2.083                7,473,545
                                                                          2006   1.864           2.009                8,341,752
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.134           1.253                       --
                                                                          2006   1.075           1.134                  642,248
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2015   2.493           2.431                4,659,941
                                                                          2014   2.414           2.493                5,343,873
                                                                          2013   2.407           2.414                6,077,795
                                                                          2012   2.184           2.407                6,891,582
                                                                          2011   2.134           2.184                7,302,548
                                                                          2010   1.926           2.134                7,403,948
                                                                          2009   1.466           1.926                7,600,060
                                                                          2008   1.663           1.466                7,244,928
                                                                          2007   1.579           1.663                6,549,681
                                                                          2006   1.520           1.579                5,292,934
 MIST SSGA Growth and Income ETF Subaccount (1/06)....................... 2015   1.488           1.441               75,897,851
                                                                          2014   1.424           1.488               82,493,632
                                                                          2013   1.277           1.424               90,079,084
                                                                          2012   1.146           1.277               96,610,845
                                                                          2011   1.148           1.146              102,294,878
                                                                          2010   1.036           1.148              110,185,544
                                                                          2009   0.840           1.036              118,121,815
                                                                          2008   1.135           0.840              130,577,256
                                                                          2007   1.090           1.135              147,441,601
                                                                          2006   1.000           1.090              158,709,583
 MIST SSGA Growth ETF Subaccount (1/06).................................. 2015   1.466           1.415               98,530,509
                                                                          2014   1.409           1.466              107,020,440
                                                                          2013   1.208           1.409              115,766,294
                                                                          2012   1.064           1.208              123,165,362
                                                                          2011   1.100           1.064              133,087,707
                                                                          2010   0.976           1.100              142,607,091
                                                                          2009   0.766           0.976              151,971,206
                                                                          2008   1.156           0.766              161,274,026
                                                                          2007   1.109           1.156              175,301,265
                                                                          2006   1.000           1.109              181,206,750
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2015   1.532           1.459               12,915,502
                                                                          2014   1.369           1.532               12,124,101
                                                                          2013   1.036           1.369               10,810,288
                                                                          2012   0.890           1.036                9,803,489
                                                                          2011   0.938           0.890               10,654,218
                                                                          2010   0.812           0.938               11,235,333
                                                                          2009   0.695           0.812               11,873,309
                                                                          2008   1.105           0.695               12,672,418
                                                                          2007   1.078           1.105               13,493,294
                                                                          2006   1.001           1.078               13,865,576
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2015   1.744           1.662               26,236,501
                                                                          2014   1.595           1.744               29,365,840

UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)                  UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST WMC Large Cap Research Subaccount (Class A) (4/06).................. 2007   1.275           1.339                      --
                                                                           2006   1.202           1.275               1,509,701
 MIST WMC Large Cap Research Subaccount (Class E) (4/07).................. 2015   1.792           1.849               2,033,851
                                                                           2014   1.597           1.792               2,146,909
                                                                           2013   1.205           1.597               2,457,579
                                                                           2012   1.075           1.205               2,507,827
                                                                           2011   1.087           1.075               2,617,447
                                                                           2010   0.977           1.087               2,217,365
                                                                           2009   0.830           0.977               2,354,258
                                                                           2008   1.341           0.830               2,311,787
                                                                           2007   1.328           1.341               1,764,345
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (6/93).......... 2007   1.972           2.035                 (20,386)
                                                                           2006   1.914           1.972             174,876,474
 MetLife Investment International Stock Subaccount (Class I) (5/93)....... 2007   2.634           2.827                  (5,336)
                                                                           2006   2.108           2.634              91,422,895
 MetLife Investment Large Company Stock Subaccount (Class I) (6/93)....... 2007   2.065           2.157                  (9,919)
                                                                           2006   1.858           2.065             172,416,579
 MetLife Investment Small Company Stock Subaccount (Class I) (5/93)....... 2007   2.941           2.939                   3,698
                                                                           2006   2.620           2.941              72,466,187
Metropolitan Series Fund
 BlackRock Money Market Subaccount (Class A) (4/06) *..................... 2015   1.015           1.004              37,853,211
                                                                           2014   1.027           1.015              41,409,537
                                                                           2013   1.039           1.027              48,367,036
                                                                           2012   1.051           1.039              49,034,905
                                                                           2011   1.063           1.051              51,768,756
                                                                           2010   1.075           1.063              52,352,677
                                                                           2009   1.083           1.075              59,849,318
                                                                           2008   1.065           1.083              79,473,913
                                                                           2007   1.026           1.065              72,440,191
                                                                           2006   1.000           1.026              65,446,713
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *......... 2015   2.578           2.552              19,716,262
                                                                           2014   2.467           2.578              21,520,153
                                                                           2013   2.557           2.467              23,648,839
                                                                           2012   2.492           2.557              26,622,318
                                                                           2011   2.347           2.492              29,204,240
                                                                           2010   2.241           2.347              33,047,852
                                                                           2009   2.158           2.241              36,211,572
                                                                           2008   2.062           2.158              39,579,716
                                                                           2007   2.033           2.062              45,493,402
 MSF BlackRock Bond Income Subaccount (Class A) (4/06) *.................. 2015   1.413           1.406              23,940,058
                                                                           2014   1.335           1.413              26,275,927
                                                                           2013   1.360           1.335              28,037,193
                                                                           2012   1.279           1.360              32,050,716
                                                                           2011   1.214           1.279              34,593,119
                                                                           2010   1.133           1.214              37,488,908
                                                                           2009   1.047           1.133              40,184,670
                                                                           2008   1.097           1.047              43,742,684
                                                                           2007   1.044           1.097              49,550,898
                                                                           2006   1.001           1.044              55,573,018
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........... 2015   1.599           1.678                      --
                                                                           2014   1.486           1.599                      --
                                                                           2013   1.121           1.486                      --
                                                                           2012   0.993           1.121                      --
                                                                           2011   1.104           0.993                      --
                                                                           2010   0.933           1.104                      --
                                                                           2009   0.739           0.933                      --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................. 2009   0.633           0.662                      --
                                                                           2008   1.162           0.633              45,330,042
                                                                           2007   1.132           1.162              49,673,449
                                                                           2006   1.114           1.132              58,715,231

                               UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2015   1.014           1.029                9,652,976
                                                                       2014   0.925           1.014                9,103,664
                                                                       2013   0.706           0.925                9,657,379
                                                                       2012   0.645           0.706               10,108,560
                                                                       2011   0.674           0.645               10,514,093
                                                                       2010   0.593           0.674               11,040,795
                                                                       2009   0.402           0.593               11,478,170
                                                                       2008   0.750           0.402               11,249,366
                                                                       2007   0.631           0.750               10,575,314
                                                                       2006   0.645           0.631               10,310,292
 MSF Jennison Growth Subaccount (Class A) (4/12)...................... 2015   1.348           1.475              209,242,363
                                                                       2014   1.252           1.348              228,551,755
                                                                       2013   0.925           1.252              251,863,828
                                                                       2012   0.960           0.925              278,744,634
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)........ 2011   1.000           1.085                       --
                                                                       2010   0.875           1.000               40,351,510
                                                                       2009   0.674           0.875               40,640,835
                                                                       2008   1.146           0.674               40,330,161
                                                                       2007   1.124           1.146               40,851,029
                                                                       2006   1.000           1.124                1,821,329
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).......... 2015   1.400           1.375                5,227,269
                                                                       2014   1.357           1.400                6,377,227
                                                                       2013   1.318           1.357                7,163,533
                                                                       2012   1.222           1.318                7,366,759
                                                                       2011   1.199           1.222                7,012,063
                                                                       2010   1.103           1.199                7,638,631
                                                                       2009   0.927           1.103                5,970,998
                                                                       2008   1.096           0.927                5,279,005
                                                                       2007   1.051           1.096                3,443,858
                                                                       2006   1.000           1.051                  589,878
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (1/06).......... 2015   1.431           1.398               25,948,291
                                                                       2014   1.381           1.431               28,514,788
                                                                       2013   1.261           1.381               30,569,421
                                                                       2012   1.145           1.261               34,409,119
                                                                       2011   1.148           1.145               36,617,195
                                                                       2010   1.042           1.148               38,818,001
                                                                       2009   0.853           1.042               39,615,652
                                                                       2008   1.102           0.853               40,839,279
                                                                       2007   1.064           1.102               41,575,813
                                                                       2006   1.000           1.064                2,943,596
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (1/06).......... 2015   1.437           1.401              184,327,327
                                                                       2014   1.385           1.437              201,449,103
                                                                       2013   1.188           1.385              219,189,328
                                                                       2012   1.063           1.188              232,269,573
                                                                       2011   1.091           1.063              245,993,688
                                                                       2010   0.976           1.091              261,860,359
                                                                       2009   0.781           0.976              272,703,247
                                                                       2008   1.108           0.781              285,726,194
                                                                       2007   1.076           1.108              298,424,779
                                                                       2006   1.000           1.076               12,199,186
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (1/06).......... 2015   1.447           1.405              187,052,540
                                                                       2014   1.393           1.447              199,669,876
                                                                       2013   1.135           1.393              214,230,832
                                                                       2012   0.996           1.135              226,926,485
                                                                       2011   1.048           0.996              240,917,621
                                                                       2010   0.925           1.048              255,267,315
                                                                       2009   0.726           0.925              266,481,505
                                                                       2008   1.132           0.726              274,797,664
                                                                       2007   1.104           1.132              292,610,829
                                                                       2006   1.000           1.104               11,214,398
 MSF MetLife Mid Cap Stock Index Subaccount (Class A) (4/06).......... 2015   1.819           1.755                8,325,796
                                                                       2014   1.683           1.819                8,646,294
                                                                       2013   1.280           1.683                8,355,849
                                                                       2012   1.102           1.280                6,983,172
                                                                       2011   1.137           1.102                6,867,767
                                                                       2010   0.912           1.137                6,949,687
                                                                       2009   0.674           0.912                6,859,089
                                                                       2008   1.069           0.674                6,459,837
                                                                       2007   1.005           1.069                5,333,803
                                                                       2006   1.004           1.005                2,799,148

                               UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Stock Index Subaccount (Class A) (4/06) *................. 2015   1.665           1.664             369,981,210
                                                                        2014   1.487           1.665             403,650,832
                                                                        2013   1.140           1.487             439,057,174
                                                                        2012   0.997           1.140             477,984,975
                                                                        2011   0.991           0.997             345,446,975
                                                                        2010   0.874           0.991             377,777,652
                                                                        2009   0.701           0.874             405,468,542
                                                                        2008   1.128           0.701             430,298,527
                                                                        2007   1.086           1.128             472,018,763
                                                                        2006   1.001           1.086               3,215,810
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................... 2015   3.860           3.799              23,324,014
                                                                        2014   3.605           3.860              25,624,288
                                                                        2013   3.074           3.605              27,929,828
                                                                        2012   2.795           3.074              29,487,990
                                                                        2011   2.769           2.795              31,348,960
                                                                        2010   2.552           2.769              33,436,598
                                                                        2009   2.184           2.552              35,729,314
                                                                        2008   2.846           2.184              38,128,897
                                                                        2007   2.767           2.846              42,321,280
                                                                        2006   2.582           2.767              43,108,066
 MSF MFS(R) Value Subaccount (Class A) (4/06).......................... 2015   2.568           2.532                      --
                                                                        2014   2.347           2.568                      --
                                                                        2013   1.751           2.347                      --
                                                                        2012   1.520           1.751                      --
                                                                        2011   1.526           1.520                      --
                                                                        2010   1.387           1.526                      --
                                                                        2009   1.162           1.387                      --
                                                                        2008   1.504           1.162                      --
                                                                        2007   1.415           1.504              13,025,119
                                                                        2006   1.278           1.415               9,313,911
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *................. 2015   2.441           2.384              15,312,190
                                                                        2014   2.630           2.441              16,409,735
                                                                        2013   2.185           2.630              17,905,330
                                                                        2012   1.870           2.185              19,039,162
                                                                        2011   2.164           1.870              20,937,476
                                                                        2010   2.025           2.164              23,190,558
                                                                        2009   1.594           2.025              25,238,843
                                                                        2008   2.786           1.594              26,728,249
                                                                        2007   2.854           2.786              29,804,632
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2015   2.635           2.618              10,595,811
                                                                        2014   2.668           2.635              11,810,736
                                                                        2013   2.132           2.668              13,089,185
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *.............. 2015   4.616           4.364              18,316,934
                                                                        2014   4.450           4.616              19,510,384
                                                                        2013   3.252           4.450              21,454,058
                                                                        2012   2.831           3.252              22,754,763
                                                                        2011   2.989           2.831              25,057,335
                                                                        2010   2.384           2.989              27,523,317
                                                                        2009   1.916           2.384              29,402,401
                                                                        2008   2.917           1.916              30,839,634
                                                                        2007   3.003           2.917              33,807,059
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2015   1.812           1.977               6,310,865
                                                                        2014   1.686           1.812               6,510,658
                                                                        2013   1.230           1.686               6,632,416
                                                                        2012   1.050           1.230               5,980,400
                                                                        2011   1.077           1.050               5,843,826
                                                                        2010   0.934           1.077               5,973,488
                                                                        2009   0.661           0.934               5,912,804
                                                                        2008   1.155           0.661               5,791,874
                                                                        2007   1.071           1.155               5,867,466
                                                                        2006   0.998           1.071               4,455,391
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2015   2.278           2.305              29,221,020
                                                                        2014   2.163           2.278              30,706,965
                                                                        2013   1.519           2.163              32,476,701
                                                                        2012   1.327           1.519              34,441,682
                                                                        2011   1.325           1.327              36,727,045
                                                                        2010   0.996           1.325              36,662,396
                                                                        2009   0.728           0.996              37,039,029
                                                                        2008   1.104           0.728              37,976,037

                    UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (4/06)........................................................................... 2015   3.029
                                                                                   2014   2.908
                                                                                   2013   2.912
                                                                                   2012   2.645
                                                                                   2011   2.523
                                                                                   2010   2.267
                                                                                   2009   1.736
                                                                                   2008   2.068
                                                                                   2007   2.013
                                                                                   2006   1.927
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2015   2.580
                                                                                   2014   2.537
                                                                                   2013   2.584
                                                                                   2012   2.528
                                                                                   2011   2.422
                                                                                   2010   2.314
                                                                                   2009   2.243
                                                                                   2008   2.276
                                                                                   2007   2.205
                                                                                   2006   2.126
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2015   3.645
                                                                                   2014   3.338
                                                                                   2013   2.803
                                                                                   2012   2.526
                                                                                   2011   2.464
                                                                                   2010   2.275
                                                                                   2009   1.964
                                                                                   2008   2.645
                                                                                   2007   2.619
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)................... 2007   0.991
                                                                                   2006   0.997
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.208
                                                                                   2008   1.167
                                                                                   2007   1.087
                                                                                   2006   1.060
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.421
                                                                                   2006   1.126
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.984
                                                                                   2006   1.713
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/05)............................. 2006   1.144
 Travelers Convertible Securities Subaccount (6/05)............................... 2006   1.035
 Travelers Disciplined Mid Cap Stock Subaccount (5/98)............................ 2006   1.815
 Travelers Large Cap Subaccount (6/05)............................................ 2006   1.080
 Travelers Mercury Large Cap Core Subaccount (5/05)............................... 2006   1.130
 Travelers MFS(R) Mid Cap Growth Subaccount (5/01)................................ 2006   0.609
 Travelers MFS(R) Total Return Subaccount (2/95).................................. 2006   2.498
 Travelers MFS(R) Value Subaccount (5/04)......................................... 2006   1.181
 Travelers Mondrian International Stock Subaccount (5/04)......................... 2006   1.235
 Travelers Pioneer Fund Subaccount (2/94)......................................... 2006   1.755
 Travelers Pioneer Mid Cap Value Subaccount (6/05)................................ 2006   1.020
 Travelers Pioneer Strategic Income Subaccount (3/95)............................. 2006   1.504
 Travelers Salomon Brothers Strategic Total Return Bond Subaccount (3/95)......... 2006   1.955
 Travelers Strategic Equity Subaccount (2/95)..................................... 2006   2.265
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................. 2006   1.153
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................. 2006   1.148



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (4/06)........................................................................... 2.940                  652,967
                                                                                   3.029                  719,976
                                                                                   2.908                  622,788
                                                                                   2.912                  885,038
                                                                                   2.645                  838,805
                                                                                   2.523                  919,657
                                                                                   2.267                  908,411
                                                                                   1.736                  917,498
                                                                                   2.068                  794,169
                                                                                   2.013                  722,740
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2.566               11,782,334
                                                                                   2.580               13,258,094
                                                                                   2.537               14,948,864
                                                                                   2.584               17,338,465
                                                                                   2.528               18,678,654
                                                                                   2.422               21,051,407
                                                                                   2.314               22,712,450
                                                                                   2.243               24,910,830
                                                                                   2.276               27,119,432
                                                                                   2.205               29,444,349
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 3.692               59,003,012
                                                                                   3.645               64,383,431
                                                                                   3.338               70,282,110
                                                                                   2.803               76,055,158
                                                                                   2.526               83,885,811
                                                                                   2.464               93,361,459
                                                                                   2.275              103,978,204
                                                                                   1.964               56,850,802
                                                                                   2.645               65,226,613
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)................... 1.013                       --
                                                                                   0.991                1,629,642
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 1.249                       --
                                                                                   1.208               24,330,167
                                                                                   1.167               16,417,390
                                                                                   1.087               13,855,215
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.540                       --
                                                                                   1.421                5,055,410
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.121                       --
                                                                                   1.984               38,048,392
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/05)............................. 1.220                       --
 Travelers Convertible Securities Subaccount (6/05)............................... 1.104                       --
 Travelers Disciplined Mid Cap Stock Subaccount (5/98)............................ 1.985                       --
 Travelers Large Cap Subaccount (6/05)............................................ 1.114                       --
 Travelers Mercury Large Cap Core Subaccount (5/05)............................... 1.202                       --
 Travelers MFS(R) Mid Cap Growth Subaccount (5/01)................................ 0.645                       --
 Travelers MFS(R) Total Return Subaccount (2/95).................................. 2.582                       --
 Travelers MFS(R) Value Subaccount (5/04)......................................... 1.278                       --
 Travelers Mondrian International Stock Subaccount (5/04)......................... 1.421                       --
 Travelers Pioneer Fund Subaccount (2/94)......................................... 1.864                       --
 Travelers Pioneer Mid Cap Value Subaccount (6/05)................................ 1.075                       --
 Travelers Pioneer Strategic Income Subaccount (3/95)............................. 1.520                       --
 Travelers Salomon Brothers Strategic Total Return Bond Subaccount (3/95)......... 1.927                       --
 Travelers Strategic Equity Subaccount (2/95)..................................... 2.366                       --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................. 1.329                       --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................. 1.318                       --

                              UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers U.S. Government Securities Subaccount (1/92).............. 2006   2.203           2.126                      --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/92)........ 2014   3.977           4.293               6,394,748
                                                                      2013   3.392           3.977               7,021,550
                                                                      2012   3.103           3.392               7,678,701
                                                                      2011   3.142           3.103               8,529,051
                                                                      2010   2.837           3.142               9,442,324
                                                                      2009   2.339           2.837              10,042,089
                                                                      2008   3.166           2.339              10,394,816
                                                                      2007   2.891           3.166              11,275,531
                                                                      2006   2.718           2.891              12,271,820
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03).................. 2009   1.047           1.017                      --
                                                                      2008   1.652           1.047               5,167,055
                                                                      2007   1.712           1.652               6,446,258
                                                                      2006   1.494           1.712               7,393,219





                     UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (N)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
Capital Appreciation Fund
 Capital Appreciation Fund (12/87)......................................... 2006    6.718
High Yield Bond Trust
 High Yield Bond Trust (12/87)............................................. 2006    5.462
Managed Assets Trust
 Managed Assets Trust (12/87).............................................. 2006    5.947
Met Investors Series Trust
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   10.973
                                                                            2013    8.605
                                                                            2012    7.094
                                                                            2011    7.751
                                                                            2010    7.156
                                                                            2009    5.059
                                                                            2008    8.811
                                                                            2007    6.839
                                                                            2006    6.655
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2015   12.865
                                                                            2014   11.406
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2015    1.706
                                                                            2014    1.580
                                                                            2013    1.182
                                                                            2012    1.010
                                                                            2011    1.039
                                                                            2010    0.916
                                                                            2009    0.732
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009    5.046
                                                                            2008    6.834
                                                                            2007    6.508
                                                                            2006    6.143
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)......... 2012    0.855
                                                                            2011    0.874
                                                                            2010    0.807
                                                                            2009    0.567
                                                                            2008    1.010
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2015    1.822
                                                                            2014    1.771
                                                                            2013    1.828
                                                                            2012    1.694
                                                                            2011    1.663
                                                                            2010    1.557
                                                                            2009    1.394



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (12/87).........................................  6.655                     --
High Yield Bond Trust
 High Yield Bond Trust (12/87).............................................  5.591                     --
Managed Assets Trust
 Managed Assets Trust (12/87)..............................................  6.143                     --
Met Investors Series Trust
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 11.440                     --
                                                                            10.973              1,291,272
                                                                             8.605              1,541,965
                                                                             7.094              1,813,975
                                                                             7.751              2,051,083
                                                                             7.156              2,308,699
                                                                             5.059              2,528,330
                                                                             8.811              2,870,035
                                                                             6.839              3,645,069
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 12.221              1,050,857
                                                                            12.865              1,183,259
 MIST Invesco Comstock Subaccount (Class B) (5/09).........................  1.584                 92,048
                                                                             1.706                117,839
                                                                             1.580                119,194
                                                                             1.182                130,895
                                                                             1.010                153,329
                                                                             1.039                154,307
                                                                             0.916                167,959
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......  4.996                     --
                                                                             5.046              1,245,098
                                                                             6.834              1,783,824
                                                                             6.508              2,184,282
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08).........  0.962                     --
                                                                             0.855                     --
                                                                             0.874                     --
                                                                             0.807                     --
                                                                             0.567                     --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................  1.800                477,986
                                                                             1.822                541,259
                                                                             1.771                837,607
                                                                             1.828              1,298,192
                                                                             1.694              1,134,324
                                                                             1.663              1,258,594
                                                                             1.557                906,881

                 UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (N) (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2015   4.878
                                                                                 2014   4.536
                                                                                 2013   3.422
                                                                                 2012   3.030
                                                                                 2011   3.369
                                                                                 2010   2.847
                                                                                 2009   2.256
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2015   3.184
                                                                                 2014   3.023
                                                                                 2013   2.123
                                                                                 2012   1.855
                                                                                 2011   1.851
                                                                                 2010   1.392
                                                                                 2009   1.017
                                                                                 2008   1.543
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   5.954
                                                                                 2006   5.591



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 5.120                303,539
                                                                                 4.878                343,745
                                                                                 4.536                375,511
                                                                                 3.422                416,506
                                                                                 3.030                488,032
                                                                                 3.369                510,214
                                                                                 2.847                571,360
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 3.222                     --
                                                                                 3.184                     --
                                                                                 3.023                     --
                                                                                 2.123                     --
                                                                                 1.855                     --
                                                                                 1.851                     --
                                                                                 1.392                     --
                                                                                 1.017                     --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 6.188                     --
                                                                                 5.954                534,612





                     UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (Q)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
Capital Appreciation Fund
 Capital Appreciation Fund (12/87)......................................... 2006    6.478
High Yield Bond Trust
 High Yield Bond Trust (12/87)............................................. 2006    5.406
Managed Assets Trust
 Managed Assets Trust (12/87).............................................. 2006    5.525
Met Investors Series Trust
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   10.581
                                                                            2013    8.298
                                                                            2012    6.841
                                                                            2011    7.474
                                                                            2010    6.900
                                                                            2009    4.879
                                                                            2008    8.496
                                                                            2007    6.595
                                                                            2006    6.417
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2015   12.405
                                                                            2014   10.998
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2015    1.706
                                                                            2014    1.580
                                                                            2013    1.182
                                                                            2012    1.010
                                                                            2011    1.039
                                                                            2010    0.916
                                                                            2009    0.732
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009    4.688
                                                                            2008    6.349
                                                                            2007    6.046
                                                                            2006    5.707
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)......... 2012    0.855
                                                                            2011    0.874
                                                                            2010    0.807
                                                                            2009    0.567
                                                                            2008    1.010
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2015    1.822
                                                                            2014    1.771
                                                                            2013    1.828
                                                                            2012    1.694
                                                                            2011    1.663
                                                                            2010    1.557
                                                                            2009    1.394



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (12/87).........................................  6.417                     --
High Yield Bond Trust
 High Yield Bond Trust (12/87).............................................  5.533                     --
Managed Assets Trust
 Managed Assets Trust (12/87)..............................................  5.707                     --
Met Investors Series Trust
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 11.031                     --
                                                                            10.581             42,820,127
                                                                             8.298             46,795,796
                                                                             6.841             51,063,590
                                                                             7.474             56,115,044
                                                                             6.900             60,862,905
                                                                             4.879             63,711,501
                                                                             8.496             68,344,003
                                                                             6.595             78,056,077
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 11.784             35,192,341
                                                                            12.405             38,752,723
 MIST Invesco Comstock Subaccount (Class B) (5/09).........................  1.584              4,533,845
                                                                             1.706              4,750,485
                                                                             1.580              5,192,456
                                                                             1.182              5,389,781
                                                                             1.010              5,648,333
                                                                             1.039              6,318,576
                                                                             0.916              6,661,623
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......  4.642                     --
                                                                             4.688             22,669,086
                                                                             6.349             25,958,785
                                                                             6.046             29,363,946
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08).........  0.962                     --
                                                                             0.855                     --
                                                                             0.874                     --
                                                                             0.807                     --
                                                                             0.567                     --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................  1.800             18,790,448
                                                                             1.822             21,306,874
                                                                             1.771             24,269,586
                                                                             1.828             27,612,107
                                                                             1.694             27,564,342
                                                                             1.663             29,322,201
                                                                             1.557             25,878,071

                 UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (Q) (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2015   4.878
                                                                                 2014   4.536
                                                                                 2013   3.422
                                                                                 2012   3.030
                                                                                 2011   3.369
                                                                                 2010   2.847
                                                                                 2009   2.256
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2015   3.184
                                                                                 2014   3.023
                                                                                 2013   2.123
                                                                                 2012   1.855
                                                                                 2011   1.851
                                                                                 2010   1.392
                                                                                 2009   1.017
                                                                                 2008   1.543
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   5.892
                                                                                 2006   5.533



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 5.120               7,717,526
                                                                                 4.878               8,459,354
                                                                                 4.536               9,074,180
                                                                                 3.422              10,005,393
                                                                                 3.030              10,857,315
                                                                                 3.369              11,729,353
                                                                                 2.847              12,627,741
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 3.222                      --
                                                                                 3.184                      --
                                                                                 3.023                      --
                                                                                 2.123                      --
                                                                                 1.855                      --
                                                                                 1.851                      --
                                                                                 1.392                      --
                                                                                 1.017                      --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 6.124                   1,372
                                                                                 5.892               6,940,303


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2015.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Travelers Growth and Income Stock Account for Variable Annuities merged into Met Investors Series Trust-Batterymarch Growth and Income Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Travelers Quality Bond Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Tactical Short-Term Bond Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Tactical Growth and Income Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Tactical Aggressive Stock Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-MetLife Mid Cap Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Travelers Money Market Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust- Salomon Brothers Strategic Total Bond Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by the Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Batterymarch Growth and Income Portfolio was merged into Metropolitan Series Fund-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

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


                                   APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS


Some of the Underlying Funds listed below were subject to a merger or name change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES


The following former Underlying Funds were renamed:




                     FORMER NAME                                              NEW NAME
----------------------------------------------------- -------------------------------------------------------
MET INVESTORS SERIES TRUST                            MET INVESTORS SERIES TRUST
 WM Large Cap Research Portfolio -- Class E           Met/Wellington Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND                              METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio -- Class A          BlackRock Ultra-Short Term Bond Portfolio -- Class A
 WMC Balanced Portfolio -- Class A                    Met/Wellington Balanced Portfolio -- Class A
 WMC Core Equity Opportunities Portfolio -- Class A   Met/Wellington Core Equity Opportunities Portfolio --
                                                      Class A



UNDERLYING FUND MERGERS

The following former Underlying Funds merged with and into the new Underlying
Funds:




           FORMER UNDERLYING FUND/TRUST                           NEW UNDERLYING FUND/TRUST
-------------------------------------------------- ------------------------------------------------------
MET INVESTORS SERIES TRUST                         METROPOLITAN SERIES FUND
 Lord Abbett Bond Debenture Portfolio -- Class A   Western Asset Management Strategic Bond
                                                   Opportunities Portfolio -- Class A
 Pioneer Fund Portfolio -- Class A                 Met/Wellington Core Equity Opportunities Portfolio --
                                                   Class A
 Pioneer Strategic Income Portfolio -- Class A     Western Asset Management Strategic Bond
                                                   Opportunities Portfolio -- Class A

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


                                   APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                  PORTFOLIO/SERIES                  MARKETING NAME
----------------------------------------- ------------------------- ----------------------------------------
Janus Aspen Series                        Overseas Portfolio        Janus Overseas Portfolo
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio   Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio   Fidelity VIP Equity-Income Portfolio(R)
Fidelity(R) Variable Insurance Products   High Income Portfolio     Fidelity VIP High Income Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio         Fidelity VIP Mid Cap Portfolio

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


                                   APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value


Advertisement of the Seperate Account


Taxes

 Non-Qualified Annuity Contracts

 Changes to Tax Rules and Interpretations

 Qualified Annuity Contracts

 Types of Qualified Plans

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY USA, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 1

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


                                   APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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


                                   APPENDIX F
--------------------------------------------------------------------------------
                               THE FIXED ACCOUNT


The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The investment gain or loss of the Separate Account or any of the Funding Options does not affect the Fixed Account Contract Value, or the dollar amount of Fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable Premium Taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and Annuity obligations. Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in Your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at Our discretion. Investment income from such Fixed Account assets will be allocated to Us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to Us includes compensation for mortality and expense risks borne by Us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in Our sole discretion at such rate or rates as We prospectively declare from time to time.


We guarantee that for the life of the Contract We will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest We credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in Our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors We may consider are regulatory and tax requirements, general economic trends and competitive factors.



TRANSFERS

You may make transfers from the Fixed Account to any other available Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 10% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to Qualified Contracts or transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this transfer allowance restriction fits Your risk tolerance and time horizon.

Automated transfers from the Fixed Account to any of the Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete Your Fixed Account value in a period of less than twelve months from Your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.

4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.

5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
6 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                                      G-1